Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income (Detail)
$ in Thousands
12 Months Ended
May 31, 2016 USD ($)
Pension Benefits, U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ (20,804)
Prior service (cost) credit	(217)
Pension Benefits, Non-U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(2,292)
Prior service (cost) credit	$ 2